UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                          as of August 31, 2018 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.2%
Alaska 0.3%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,915,530
Arizona 0.8%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,881,024
5.0%, 12/1/2037	8,405,000	9,988,922
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	22,775,000	24,117,359
		35,987,305
California 13.0%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	100,000	102,134
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	55,000	56,174
California, Bay Area Toll Authority, Toll Bridge Revenue, Series C2, 1.33% **, 9/7/2018, LOC: Bank of Tokyo-Mitsubishi UFJ	2,600,000	2,600,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	11,765,000	13,144,799
Series A-1, 5.0%, 6/1/2047	5,900,000	6,065,495
Series A-1, 5.25%, 6/1/2047	3,700,000	3,860,210
Series A-2, 5.0%, 6/1/2047	18,070,000	18,576,863
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	21,720,805
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	38,415,300
5.0%, 2/1/2033	8,000,000	8,766,800
5.0%, 8/1/2034	11,790,000	13,559,797
5.0%, 8/1/2035	13,210,000	15,156,890
5.0%, 2/1/2043	20,000,000	22,134,800
5.0%, 5/1/2044	11,200,000	12,573,568
5.25%, 4/1/2035	15,340,000	17,005,464
California, State General Obligation, Various Purposes:
5.25%, 9/1/2026	18,765,000	20,721,439
5.25%, 9/1/2030	5,000,000	5,498,250
5.25%, 10/1/2032	25,000,000	27,511,000
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	11,258,500
California, State Municipal Finance Authority Revenue, Express Solutions LLC, LINXS APM Project:
Series A, AMT, 5.0%, 12/31/2043	6,000,000	6,710,400
Series A, AMT, 5.0%, 12/31/2047	3,200,000	3,567,648
Series B, AMT, 5.0%, 6/1/2048	1,200,000	1,333,788
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	28,189,500
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,470,519
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,761,595
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	7,000,000	7,567,980
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,771,810
Series A, 144A, 5.5%, 12/1/2058	2,705,000	2,985,806
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	10,217,865
Series C, AMT, 5.0%, 5/15/2029	7,050,000	8,249,487
Series B, AMT, 5.0%, 5/15/2030	5,715,000	6,738,557
Series C, AMT, 5.0%, 5/15/2030	3,910,000	4,554,642
Series B, AMT, 5.0%, 5/15/2031	8,350,000	9,799,142
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,534,153
Series A, AMT, 5.0%, 5/15/2042	4,220,000	4,697,704
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031	7,000,000	8,238,510
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,488,160
Series B, 5.25%, 7/1/2039	12,000,000	12,366,120
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	9,455,000	11,158,886
Series C, AMT, 5.0%, 7/1/2030	13,690,000	16,067,405
Series C, AMT, 5.0%, 7/1/2031	3,500,000	4,088,315
Series C, AMT, 5.0%, 7/1/2032	3,000,000	3,490,410
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,637,625
San Diego, CA, Multi-Family Housing Revenue, Studio 15 Housing Authority, Series B, AMT, 1.45% **, 9/7/2018, LOC: Citibank NA	1,130,000	1,130,000
San Francisco City & County, CA, Multi-Family Housing Revenue, Folsom-Dore Apartment Project, 1.52% **, 9/7/2018, LOC: Citibank NA	1,000,000	1,000,000
San Francisco, CA, City & County Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.49% **, 9/7/2018, LOC: Citibank NA	1,025,000	1,025,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series F, 5.0%, 5/1/2035	27,500,000	28,919,275
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,469,020
Series D, AMT, 5.0%, 5/1/2043	12,300,000	13,929,381
Series D, AMT, 5.0%, 5/1/2048	25,000,000	28,202,000
University of California, State Revenues, Limited Project:
Series O, 4.0%, 5/15/2029	4,165,000	4,722,818
Series O, 4.0%, 5/15/2030	5,000,000	5,488,350
Series O, 4.0%, 5/15/2031	3,335,000	3,634,150
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,398,600
		575,332,909
Colorado 5.4%
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038	30,000,000	41,294,700
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,379,075
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	20,560,000
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	35,844,825
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,724,410
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2029	8,950,000	10,406,076
Series A, AMT, 5.0%, 12/1/2031	16,050,000	18,524,268
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,139,450
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,779,287
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,183,660
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,689,650
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	3,017,416
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,474,448
		240,017,265
Connecticut 1.9%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project:
144A, 5.0%, 4/1/2039	12,000,000	12,791,160
Series A, Prerefunded, 7.875%, 4/1/2039	6,000,000	6,561,420
Connecticut, State General Obligation:
Series C, 5.0%, 6/15/2028	5,000,000	5,745,750
Series C, 5.0%, 6/15/2029	14,690,000	16,775,099
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,101,600
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,350,540
		82,325,569
District of Columbia 2.4%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	9,000,000	10,326,960
Series A, 5.0%, 6/1/2033	10,300,000	11,848,522
District of Columbia, Georgetown University Revenue:
5.0%, 4/1/2032	2,500,000	2,875,425
5.0%, 4/1/2033	5,000,000	5,730,500
5.0%, 4/1/2034	5,000,000	5,710,200
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	29,794,714
Metropolitan Washington, DC, Airports Authority System Revenue:
AMT, 5.0%, 10/1/2030	5,250,000	6,073,935
AMT, 5.0%, 10/1/2031	3,850,000	4,434,391
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,677,520
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,092,973
AMT, 5.0%, 10/1/2032	2,250,000	2,581,942
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,673,750
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,260,056
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,714,965
Series A, 5.0%, 10/1/2030	1,455,000	1,706,046
		107,501,899
Florida 6.3%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	29,000,000	31,625,370
Florida, Central Expressway Authority Revenue, Senior Lien:
Series B, 4.0%, 7/1/2036	8,625,000	8,983,541
Series B, 4.0%, 7/1/2037	8,555,000	8,862,980
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,330,368
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,455,872
Series B, 4.0%, 10/1/2037	1,500,000	1,560,210
Florida, Jacksonville Water & Sewer System Revenue, Series A, 5.0%, 10/1/2029	5,000,000	5,950,800
Florida, State Board of Public Education, Capital Outlay, Series B, 4.0%, 6/1/2032	7,135,000	7,702,447
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	280,000	281,915
Florida, Village Community Development District No. 12, Special Assessment Revenue, 144A:
4.25%, 5/1/2043	9,100,000	9,247,511
4.375%, 5/1/2050	7,600,000	7,725,476
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,997,140
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	9,925,000	11,057,045
Series A, AMT, 5.0%, 10/1/2047	6,425,000	7,131,493
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	10,968,600
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	225,000	235,139
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,886,763
Marco Island, FL, Utility Systems Revenue:
Series A, Prerefunded, 5.0%, 10/1/2034	1,000,000	1,066,480
Series A, Prerefunded, 5.0%, 10/1/2040	1,000,000	1,066,480
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,795,920
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	15,864,750
Series B, AMT, 5.0%, 10/1/2040	14,145,000	15,875,216
Series A, Prerefunded, 5.5%, 10/1/2041	30,000,000	31,212,300
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.375%, 10/1/2035	1,000,000	1,066,680
Series A-1, Prerefunded, 5.375%, 10/1/2041	19,290,000	20,698,556
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,249,250
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,025,755
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, Prerefunded, 5.75%, 10/1/2043	2,880,000	2,888,726
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series A, ETM, 6.25%, 10/1/2018, INS: NATL	260,000	260,881
Series C, ETM, 6.25%, 10/1/2021, INS: NATL	4,945,000	5,286,502
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	18,995,030
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	245,000	245,000
5.25%, 9/1/2035, INS: AGC	280,000	280,000
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,176,607
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	1,110,000	1,156,398
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	10,000,000	10,859,900
		280,073,101
Georgia 3.6%
Atlanta, GA, Airport Revenue, Series B, 5.0%, 1/1/2037	720,000	780,127
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,736,650
Series B, 5.375%, 11/1/2039, INS: AGMC	13,915,000	14,456,572
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	2,635,000	2,898,816
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,381,192
Series A, 5.25%, 10/1/2033	3,635,000	3,964,803
Series A, 5.25%, 10/1/2036	11,115,000	12,095,788
Series A, 5.25%, 10/1/2041	29,000,000	31,540,980
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	3,155,000	3,470,879
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	1,940,000	2,036,728
Series A, 5.5%, 2/15/2045	4,720,000	4,944,342
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,217,967
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	12,440,000	12,639,538
Series A, 5.0%, 3/15/2020	2,700,000	2,822,094
Series B, 5.0%, 3/15/2020	5,000,000	5,214,550
Series A, 5.0%, 3/15/2022	17,340,000	18,923,662
Series A, 5.5%, 9/15/2023	5,000,000	5,681,750
Series A, 5.5%, 9/15/2024	4,635,000	5,346,890
Series A, 5.5%, 9/15/2027	5,000,000	5,929,950
Series A, 5.5%, 9/15/2028	5,000,000	5,951,400
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,263,621
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,199,064
Rockdale County, GA, Development Authority, Pratt Paper LLC Project, AMT, 144A, 4.0%, 1/1/2038, GTY: Pratt Industries, Inc.	2,600,000	2,622,074
		161,119,437
Hawaii 1.3%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	17,681,496
Series A, AMT, 5.0%, 7/1/2041	8,930,000	9,861,667
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	6,000,000	6,213,360
Hawaii, State General Obligation, Series FT, 5.0%, 1/1/2030	20,500,000	24,380,855
		58,137,378
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,141,285
Illinois 6.7%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030	1,395,000	1,468,014
Series A, 5.0%, 12/1/2032	2,680,000	2,806,710
Series A, 5.0%, 12/1/2033	2,060,000	2,148,786
Series A, 5.0%, 12/1/2034	810,000	841,533
Series H, 5.0%, 12/1/2036	6,075,000	6,288,172
Series H, 5.0%, 12/1/2046	3,470,000	3,557,513
Chicago, IL, O'Hare International Airport Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	2,190,000	2,363,952
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.0%, 1/1/2034	7,000,000	7,627,830
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2034	1,540,000	1,732,669
Series C, 5.0%, 1/1/2034	6,000,000	6,703,920
Series B, 5.0%, 1/1/2035	4,250,000	4,736,838
Series B, 5.0%, 1/1/2036	3,845,000	4,320,088
Series B, 5.0%, 1/1/2037	3,845,000	4,308,207
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	2,873,038
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	3,006,116
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,325,528
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,356,399
5.5%, 4/1/2039	4,800,000	4,895,328
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	11,700,000	12,060,243
Series A, 5.0%, 6/15/2057	6,000,000	6,403,320
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	6,904,695
Illinois, Railsplitter Tobacco Settlement Authority:
5.0%, 6/1/2026	7,500,000	8,590,050
Prerefunded, 6.0%, 6/1/2028	17,315,000	19,224,845
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,765,260
Series A, 6.7%, 11/1/2021, INS: NATL	12,360,000	13,334,215
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	2,775,000	2,862,579
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,634,719
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,211,075
Series A, 5.0%, 1/1/2037	3,965,000	4,278,076
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	13,935,618
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,550,280
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2028	17,500,000	18,622,450
Series B, 5.0%, 10/1/2030 (a)	4,230,000	4,491,203
Series B, 5.0%, 10/1/2031 (a)	6,500,000	6,879,470
Series B, 5.0%, 10/1/2032 (a)	5,000,000	5,283,500
5.0%, 1/1/2035	4,200,000	4,374,720
Series A, 5.0%, 5/1/2035	11,000,000	11,575,960
Series A, 5.0%, 5/1/2036	14,355,000	15,083,516
Series A, 5.0%, 12/1/2038	4,760,000	4,974,581
Series A, 5.0%, 12/1/2039	10,240,000	10,685,850
Series A, 5.0%, 5/1/2040	3,000,000	3,132,990
Series A, 5.0%, 5/1/2043	7,000,000	7,293,510
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,334,706
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,354,600
		295,202,672
Indiana 0.7%
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,563,074
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,007,501
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,700,960
		30,271,535
Iowa 0.3%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.0%, 5/15/2043	4,855,000	5,204,609
Series A, 5.0%, 5/15/2048	6,170,000	6,590,917
		11,795,526
Kansas 0.4%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,115,660
Series A, 5.0%, 11/15/2034	4,965,000	5,374,712
		19,490,372
Kentucky 0.1%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,360,425
Series A, 5.25%, 6/1/2041	1,915,000	2,087,005
		3,447,430
Louisiana 0.7%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,104,057
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,229,150
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	25,285,000	24,787,139
		33,120,346
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,099,690
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	20,000,000	22,254,400
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2042	14,735,000	16,448,975
		38,703,375
Massachusetts 2.2%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	13,800,000	14,350,068
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	314,524	64,537
Series A-2, 5.5%, 11/15/2046	37,234	37,242
Series A-1, 6.25%, 11/15/2031	1,182,967	1,221,970
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc.:
144A, 5.0%, 10/1/2047	700,000	748,951
144A, 5.0%, 10/1/2057	1,700,000	1,805,621
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System Issue:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,211,137
Series S-1, 5.0%, 7/1/2029	10,200,000	12,057,114
Series S-1, 5.0%, 7/1/2030	10,500,000	12,355,140
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	70,000	75,034
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	1,986,075
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	4,785,000	4,902,663
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,100,380
Massachusetts, State General Obligation:
Series E, 4.0%, 9/1/2039	7,000,000	7,232,890
Series E, 4.0%, 9/1/2042	20,000,000	20,627,600
Series A, 5.0%, 7/1/2036	12,630,000	14,243,861
		96,020,283
Michigan 0.6%
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	10,099,059
Series I, 6.0%, 10/15/2038	300,000	301,431
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,712,925
Michigan, State Hospital Finance Authority Revenue, Trinity Health Credit, Series A-1, 6.5%, 12/1/2033	335,000	339,017
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,090,171
		25,542,603
Mississippi 0.4%
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A , 5.0%, 2/1/2036	2,710,000	2,812,953
Mississippi, State General Obligation, Series A, 4.0%, 10/1/2035	8,000,000	8,442,240
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	7,420,000	7,435,359
		18,690,552
Missouri 0.5%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	11,840,282
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,635,792
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	3,285,000	3,519,746
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	3,255,000	3,514,033
		21,509,853
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	5,769,170
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2027	1,390,000	1,587,602
Series A, 5.0%, 9/1/2029	1,730,000	2,000,953
Series A, 5.0%, 9/1/2033	3,815,000	4,478,009
		13,835,734
Nevada 0.0%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	15,500,000	1,734,450
New Hampshire 0.3%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, Prerefunded, 6.5%, 1/1/2031	10,000,000	11,054,300
New Jersey 2.7%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,115,552
Series DDD, 5.0%, 6/15/2042	2,775,000	2,993,476
Series BBB, 5.5%, 6/15/2030	22,440,000	25,639,944
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,415,520
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	1,460,000	1,606,292
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	3,122,897
Series A, 5.0%, 6/15/2047	3,205,000	3,456,336
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement, GARVEE Notes:
Series A, 5.0%, 6/15/2029	2,420,000	2,701,833
Series A, 5.0%, 6/15/2031	2,420,000	2,680,803
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,517,800
Series A, 6.0%, 12/15/2038	11,075,000	11,186,525
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2030	8,000,000	9,291,760
Series E, 5.0%, 1/1/2045	15,380,000	17,017,509
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	5,270,000	5,758,002
Series B, 5.0%, 6/1/2046	16,500,000	17,819,175
Series A, 5.25%, 6/1/2046	2,630,000	2,942,391
		118,265,815
New Mexico 0.3%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,350,955
Series A, 4.0%, 6/1/2030	5,795,000	6,327,097
		12,678,052
New York 14.9%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond:
Series B-2, 5.0%, 11/15/2033	12,550,000	14,652,125
Series B-2, 5.0%, 11/15/2034	10,940,000	12,714,906
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	340,000	348,575
New York, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 1.55% **, 9/7/2018, LOC: TD Bank NA	250,000	250,000
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	18,333,975
Series D, 5.0%, 11/15/2038	13,635,000	15,005,999
Series B, 5.25%, 11/15/2044	25,000,000	28,174,250
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A2, 5.0%, 11/15/2027	9,000,000	10,483,470
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	573,780
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	505,000	518,605
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,144,160
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	1,560,000	1,624,085
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2034	545,000	617,311
Series A, 5.0%, 8/1/2035	780,000	880,690
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Board Financing Program:
Series A, 5.0%, 10/1/2029	2,110,000	2,453,191
Series A, 5.0%, 10/1/2030	3,175,000	3,676,459
Series A, 5.0%, 10/1/2031	3,870,000	4,463,116
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 1.53% **, 9/7/2018, LOC: Bank of America NA	300,000	300,000
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,273,557
Series B, 5.0%, 2/15/2035	30,000,000	33,716,100
Series A, 5.0%, 2/15/2038	5,525,000	6,290,765
Series A, 5.0%, 2/15/2039	3,950,000	4,484,909
Series C, 5.0%, 3/15/2041	10,000,000	10,672,000
Series C, 5.0%, 3/15/2042	14,750,000	16,432,975
Series E, 5.0%, 2/15/2044	10,000,000	11,120,500
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	49,330,800
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	2,045,000	2,281,934
AMT, 5.0%, 1/1/2034	2,045,000	2,275,063
AMT, 5.0%, 1/1/2036	2,045,000	2,268,212
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,127,399
Series A, AMT, 5.0%, 7/1/2046	14,190,000	15,147,541
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2031	4,600,000	5,344,004
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,290,564
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,604,928
Series TE, 5.0%, 12/15/2035	4,000,000	4,497,720
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,331,280
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,323,300
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,736,860
Series FF, 5.0%, 6/15/2039	22,345,000	25,110,194
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution:
Series CC-1, 4.0%, 6/15/2038	5,505,000	5,749,422
Series EE, 5.375%, 6/15/2043	11,250,000	12,117,150
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 4.0%, 5/1/2031	5,430,000	5,779,638
Series B-1, 4.0%, 8/1/2039	16,500,000	17,169,240
Series A, 5.0%, 2/1/2031	5,000,000	5,806,450
Series F-1, 5.0%, 5/1/2031	4,900,000	5,702,865
Series B-1, 5.0%, 8/1/2035	9,295,000	10,525,100
Series D-1, 5.0%, 2/1/2038	17,655,000	19,712,514
Series A-1, 5.0%, 11/1/2038	11,560,000	12,890,209
Series D-1, 5.0%, 11/1/2038	10,000,000	10,839,200
Series I, 5.0%, 5/1/2042	8,000,000	8,814,320
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2A, 4.0%, 7/15/2037	5,000,000	5,232,300
Series S-2A, 4.0%, 7/15/2038	8,500,000	8,866,010
Series S-3, 5.0%, 7/15/2031	4,000,000	4,719,560
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018:
Series S-1, 5.0%, 7/15/2032	6,800,000	7,902,824
Series S-1, 5.0%, 7/15/2035	2,800,000	3,214,036
New York, NY, General Obligation:
Series C, 5.0%, 8/1/2029	2,000,000	2,379,800
Series C, 5.0%, 8/1/2030	2,000,000	2,361,580
Series A-1, 4.0%, 8/1/2034	7,230,000	7,631,048
Series B-1, 5.0%, 12/1/2031	2,000,000	2,318,460
Series D-1, 5.0%, 10/1/2033	25,000,000	27,083,500
Series D-1, 5.0%, 10/1/2034	5,000,000	5,407,400
Series I-1, 5.375%, 4/1/2036	265,000	270,427
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2031	35,000,000	40,637,450
Series 193, AMT, 5.0%, 10/15/2035	2,865,000	3,202,153
Series 195, AMT, 5.0%, 4/1/2036	3,000,000	3,363,270
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,024,006
5.0%, 9/1/2039	4,490,000	5,044,335
Port Authority of New York & New Jersey, One Hundred Ninety-Seven, AMT, 5.0%, 11/15/2036	7,000,000	7,858,690
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2029	10,000,000	11,367,900
AMT, 5.0%, 10/15/2034	5,775,000	6,478,106
Port Authority of New York & New Jersey, Two Hundred Second:
AMT, 5.0%, 10/15/2033	6,560,000	7,484,829
AMT, 5.0%, 10/15/2034	5,250,000	5,973,135
Port Authority of New York & New Jersey, Two Hundred Seven:
AMT, 5.0%, 9/15/2029	8,000,000	9,353,440
AMT, 5.0%, 9/15/2030	10,000,000	11,628,700
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	665,000	713,798
Series A, AMT, 5.0%, 1/1/2036	2,100,000	2,248,554
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,093,700
		662,840,421
North Carolina 0.8%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,599,570
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	30,624,037
North Carolina, State Municipal Power Agency No.1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,560,000	1,575,818
		33,799,425
North Dakota 0.5%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,478,616
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2038	2,435,000	2,670,854
Series C, 5.0%, 6/1/2043	2,780,000	3,039,791
Series C, 5.0%, 6/1/2048	2,425,000	2,641,334
Series C, 5.0%, 6/1/2053	3,470,000	3,764,916
		22,595,511
Ohio 3.1%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,619,128
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,072,580
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,053,653
5.0%, 1/1/2046	2,790,000	2,992,889
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, Prerefunded, 6.5%, 12/1/2030	14,425,000	16,187,158
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	6,000,000	6,843,300
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	12,631,680
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	17,012,060
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,073,714
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	1,215,000	1,269,918
Ohio, Northeast Regional Sewer District:
4.0%, 11/15/2037	8,280,000	8,729,107
5.0%, 11/15/2044	10,000,000	11,152,400
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	155,000	159,442
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	1,205,000	1,232,064
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	2,110,000	2,183,281
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,876,875
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,229,240
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,161,510
Series A-1, 5.25%, 2/15/2031	9,375,000	10,457,156
Series A-1, 5.25%, 2/15/2032	7,500,000	8,355,675
		139,292,830
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	2,185,000	2,478,555
Series B, 5.5%, 8/15/2057	9,385,000	10,637,616
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	6,855,802
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	13,235,000	14,292,609
Tulsa County, OK, Industrial Authority Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,733,130
		35,997,712
Pennsylvania 3.4%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,163,204
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043 (a)	665,000	688,647
5.0%, 12/1/2048 (a)	720,000	743,227
5.0%, 12/1/2053 (a)	1,055,000	1,082,968
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,375,856
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	13,698,074
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,228,262
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,583,200
Series A, 5.0%, 6/1/2034	6,000,000	6,688,200
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,481,630
5.0%, 6/1/2028	1,290,000	1,493,446
5.0%, 6/1/2029	1,290,000	1,484,080
5.0%, 6/1/2030	855,000	979,009
5.0%, 6/1/2031	865,000	985,036
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,434,970
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	780,000	795,413
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	10,454,100
Series D, 5.0%, 8/15/2032	5,000,000	5,635,950
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2029	10,000,000	11,261,300
Series B, 5.0%, 6/1/2033	12,000,000	13,296,240
Series A-1, 5.0%, 12/1/2040	15,000,000	16,595,550
Series A-1, 5.0%, 12/1/2041	9,645,000	10,543,239
Series A-1, 5.0%, 12/1/2042	5,000,000	5,591,600
Series C, 5.0%, 12/1/2044	4,840,000	5,320,322
Series A-1, 5.0%, 12/1/2047	3,335,000	3,701,783
Philadelphia, PA, Airport Revenue:
Series A, 5.0%, 6/15/2035	7,080,000	7,422,247
Series B, AMT, 5.0%, 7/1/2047	4,585,000	5,084,582
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	1,090,000	1,117,980
Series 14, 4.0%, 10/1/2037	895,000	913,571
		151,843,686
Rhode Island 0.1%
Rhode Island, Narragansett Bay Commission, Wastewater System Revenue, Series A, 1.48% **, 9/7/2018, LOC: TD Bank NA	4,000,000	4,000,000
South Carolina 2.6%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,676,975
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	10,000,000	10,817,800
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
6.75%, 1/1/2019, INS: NATL	2,065,000	2,097,937
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,483,959
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,140,293
South Carolina, State Ports Authority Revenue, Prerefunded, 5.25%, 7/1/2040	10,195,000	10,831,983
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2036	9,780,000	10,648,855
Series C, 5.0%, 12/1/2039	6,875,000	7,344,769
Series A, Prerefunded, 5.375%, 1/1/2028	85,000	86,050
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	35,555,000	39,262,320
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2036	17,705,000	20,062,598
		114,453,539
South Dakota 1.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	22,202,476
5.0%, 7/1/2046	36,140,000	40,164,550
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,113,310
		65,480,336
Tennessee 0.6%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	810,000	812,365
5.625%, 4/1/2038	1,230,000	1,233,641
5.75%, 4/1/2041	2,345,000	2,352,035
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
5.0%, 1/1/2028	7,755,000	9,130,504
5.0%, 1/1/2030	5,000,000	5,840,400
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	7,223,020
Series A, 5.25%, 9/1/2021	2,000,000	2,171,280
		28,763,245
Texas 9.9%
Bexar County, TX, General Obligation, 5.0%, 6/15/2031	7,000,000	8,101,100
Central Texas, Regional Mobility Authority Revenue, 5.0%, 1/1/2040	3,750,000	4,118,025
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,175,093
El Paso, TX, General Obligation, 5.0%, 8/15/2030	7,290,000	8,419,513
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	19,348,259
Houston, TX, Airport Systems Revenue, Series B, 5.0%, 7/1/2032	3,510,000	3,830,533
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, Prerefunded, 5.0%, 5/15/2040	11,185,000	11,775,568
Houston, TX, Utility Systems Revenue, First Lien, Series B, 5.0%, 11/15/2034	5,000,000	5,760,750
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	5,715,000	6,361,595
Series A, 5.0%, 1/1/2039	4,230,000	4,717,465
Series B, 5.0%, 1/1/2040	8,825,000	9,587,392
Series C, 5.25%, 1/1/2044	20,000,000	20,201,000
First Tier, Prerefunded, 6.0%, 1/1/2043	30,000,000	32,859,300
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,421,799
Series B, 5.0%, 1/1/2048	8,615,000	9,547,143
San Antonio, TX, Independent School District, 5.0%, 8/15/2029	8,475,000	9,893,206
Socorro, TX, Independent School District, Series B, 5.0%, 8/15/2028	5,000,000	5,930,150
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,652,260
5.0%, 8/15/2043	9,900,000	10,774,863
Prerefunded, 5.625%, 8/15/2035	740,000	793,546
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	20,426,138
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	25,872,425
Series A, 5.25%, 11/1/2038	20,000,000	21,364,200
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	22,331,600
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2033	1,250,000	1,404,613
AMT, 5.0%, 11/1/2034	1,000,000	1,120,650
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	27,601
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	20,888,200
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.67% of 3-month USD-LIBOR + 0.700%, 2.268% ***, 12/15/2026	19,800,000	19,564,380
Series D, 6.25%, 12/15/2026	20,000,000	23,176,400
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project:
5.0%, 11/1/2031	1,000,000	1,097,940
5.0%, 11/1/2040	1,070,000	1,162,972
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	6,088,290
5.5%, 8/1/2025	2,750,000	3,190,743
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	6,737,762
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,431,170
5.0%, 12/15/2031	4,500,000	4,852,980
5.0%, 12/15/2032	21,215,000	22,852,586
Texas, State Transportation Commission, State Highway Fund Revenue:
Series A, 5.0%, 10/1/2027	5,000,000	5,912,550
Series A, 5.0%, 10/1/2028	5,000,000	5,876,550
Series A, 5.0%, 10/1/2029	5,565,000	6,505,262
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	15,657,330
Series C, 5.0%, 8/15/2042	5,085,000	5,479,749
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, 4.0%, 10/15/2030	8,500,000	9,126,705
		441,417,356
Utah 0.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	13,435,000	14,984,996
Virginia 2.3%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2036	1,750,000	1,942,168
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	19,520,000	21,245,178
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	16,112,614
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment Programs, Series E, 5.0%, 2/1/2030	12,045,000	14,376,430
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education:
Series A, 4.0%, 9/1/2030	5,590,000	6,013,834
Series A, 4.0%, 9/1/2031	4,710,000	5,018,222
Virginia, State Commonwealth Transportation Board Revenue:
Series A, 5.0%, 5/15/2028	2,500,000	3,005,925
Series A, 5.0%, 5/15/2029	3,195,000	3,818,376
Virginia, State Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, 5.0%, 9/15/2027	11,425,000	13,582,154
Virginia, State Public Building Authority, Public Facilities Revenue, Series A, 5.0%, 8/1/2031	8,415,000	10,054,831
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, Prerefunded, 7.75%, 7/1/2038	7,760,000	7,913,493
		103,083,225
Washington 3.8%
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,189,580
Series A, 5.0%, 8/1/2032	2,500,000	2,732,100
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	9,533,840
Series A, AMT, 5.0%, 5/1/2030	6,200,000	7,108,300
Series A, AMT, 5.0%, 5/1/2031	9,200,000	10,502,720
Seattle, WA, Municipal Light & Power Revenue, Series C, 4.0%, 9/1/2035	10,000,000	10,548,600
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	18,800,000	20,417,176
Washington, Energy Northwest Electric Revenue:
Series C, 5.0%, 7/1/2030	14,405,000	17,232,413
Series C, 5.0%, 7/1/2031	10,675,000	12,709,442
Washington, State General Obligation:
Series D, 5.0%, 2/1/2030	10,000,000	11,727,200
Series B, 5.0%, 7/1/2030	14,000,000	16,166,080
Series C, 5.0%, 2/1/2031	16,000,000	18,921,600
Series R-2015D, 5.0%, 7/1/2032	10,000,000	11,315,800
Series 2011A, Prerefunded, 5.0%, 8/1/2033	3,000,000	3,183,630
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	11,260,000	11,632,931
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,715,000	1,899,946
5.0%, 8/15/2035	1,470,000	1,623,791
5.0%, 8/15/2036	980,000	1,079,382
		170,524,531
West Virginia 0.5%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	22,119,727
Wisconsin 1.6%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,241,500
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	1,665,000	1,787,511
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,905,000	3,115,351
Wisconsin, Public Finance Authority Revenue, Denver International Airport Great Hall Project, AMT, 5.0%, 9/30/2049	3,335,000	3,642,187
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,656,330
144A, 5.0%, 10/1/2048	4,315,000	4,577,784
144A, 5.0%, 10/1/2053	8,100,000	8,552,547
Wisconsin, State General Obligation, Series 3, 5.0%, 11/1/2031	10,780,000	12,682,023
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	8,500,000	9,607,975
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,722,180
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project::
Series A, 5.0%, 9/15/2040	335,000	351,204
Series A, 5.0%, 9/15/2045	445,000	465,492
Series A, 5.0%, 9/15/2050	1,780,000	1,857,857
		69,259,941
Total Municipal Bonds and Notes (Cost $4,234,838,441)		4,404,470,747
Underlying Municipal Bonds of Inverse Floaters (b) 0.3%
Texas
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (c)	10,000,000	10,597,700
Trust: Texas, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 7.77%, 10/1/2019, Leverage Factor at purchase date: 2 to 1 (Cost $10,133,974)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,244,972,415)	99.5	4,415,068,447
Floating Rate Notes (b)	(0.1)	(5,000,000)
Other Assets and Liabilities, Net	0.6	28,924,672
Net Assets	100.0	4,438,993,119

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
*** Variable or floating rate security. These securities are shown at their current rate as of August 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$4,415,068,447	$—	$4,415,068,447
Total	$—	$4,415,068,447	$—	$4,415,068,447

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018